Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	417,869,225.42	24,594
Yield Supplement Overcollateralization Amount 11/30/21	17,204,516.45	0
Receivables Balance 11/30/21	435,073,741.87	24,594
Principal Payments	19,615,283.45	908
Defaulted Receivables	266,523.32	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	16,120,937.04	0
Pool Balance at 12/31/21	399,070,998.06	23,673

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.35%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,773,104.62	88
Past Due 61-90 days	590,832.18	26
Past Due 91-120 days	184,661.51	8
Past Due 121+ days	0.00	0
Total	2,548,598.31	122

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	140,616.82
Aggregate Net Losses/(Gains) - December 2021	125,906.50
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	-0.05%
Second Prior Net Losses/(Gains) Ratio	0.15%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	4,589,316.48
Actual Overcollateralization	4,589,316.48
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	6.05%
Weighted Average Remaining Term	43.54

Flow of Funds	$ Amount
Collections	21,093,265.03
Investment Earnings on Cash Accounts	204.15
Servicing Fee	(362,561.45)
Transfer to Collection Account	-
Available Funds	20,730,907.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	207,522.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,242,731.27
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,589,316.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,893,631.16

Total Distributions of Available Funds	20,730,907.73

Servicing Fee	362,561.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	413,063,729.33
Principal Paid	18,582,047.75
Note Balance @ 01/18/22	394,481,681.58

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2a
Note Balance @ 12/15/21	13,312,237.23
Principal Paid	13,312,237.23
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2b
Note Balance @ 12/15/21	2,871,492.10
Principal Paid	2,871,492.10
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	281,800,000.00
Principal Paid	2,398,318.42
Note Balance @ 01/18/22	279,401,681.58
Note Factor @ 01/18/22	99.1489289%

Class A-4
Note Balance @ 12/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	76,830,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	25,500,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	12,750,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	255,228.82
Total Principal Paid	18,582,047.75
Total Paid	18,837,276.57

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	6,101.44
Principal Paid	13,312,237.23
Total Paid to A-2a Holders	13,318,338.67

Class A-2b
One-Month Libor	0.10975%
Coupon	0.35975%
Interest Paid	975.63
Principal Paid	2,871,492.10
Total Paid to A-2b Holders	2,872,467.73

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	2,398,318.42
Total Paid to A-3 Holders	2,546,263.42

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3010910
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.9210643
Total Distribution Amount	22.2221553

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0263220
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.4298414
Total A-2a Distribution Amount	57.4561634

A-2b Interest Distribution Amount	0.0195126
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.4298420
Total A-2b Distribution Amount	57.4493546

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	8.5107112
Total A-3 Distribution Amount	9.0357112

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	66.88
Noteholders' Third Priority Principal Distributable Amount	686.15
Noteholders' Principal Distributable Amount	246.97

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	8,498,098.59
Investment Earnings	188.53
Investment Earnings Paid	(188.53)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,009,981.26	$828,754.24	$1,041,734.68
Number of Extensions	46	38	44
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.18%	0.22%